Intangible assets (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 5,071,216	$ 200,011
Accumulated amortization	(256,032)	(133,551)
Net book value	4,815,184	66,460
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Total cost	4,047,002	144,251
Order backlog
Finite-Lived Intangible Assets [Line Items]
Total cost	527,324	39,269
Trade names & brands
Finite-Lived Intangible Assets [Line Items]
Total cost	204,705	2,766
Patient database
Finite-Lived Intangible Assets [Line Items]
Total cost	170,513	2,552
Technology assets
Finite-Lived Intangible Assets [Line Items]
Total cost	$ 121,672	$ 11,173